Ordinary Shares (Details) - USD ($)	Nov. 09, 2020	Jul. 06, 2020	Jul. 06, 2019	May 27, 2019	May 08, 2019	Dec. 31, 2020	Sep. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares (Details) [Line Items]
Common shares, issued						48,043,788		15,399,185	14,899,185
Fair value of services (in Dollars)				$ 1,760,000	$ 456,000
Sale of stock		21,500,000
Share price per share (in Dollars per share)		$ 0.80			$ 0.40
Gross proceeds (in Dollars)			$ 17,200,000		$ 2,600,000
Asset purchase agreements, description	the Company entered into certain asset purchase agreements (the “APA”) with certain “Non-U.S. Persons” (the “Sellers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) in connection with a private placement (the “Offering”). Pursuant to the APA, the Company agreed to issue to an aggregate of 4,344,603 ordinary shares, par value $0.01 per share, at a per share price of $3.20, or total consideration from such offering of $13,902,742, to acquire $13,902,742 worth of bitcoin miners with total hash rate of 1,003.5 Ph/s. The Company closed the acquisition on December 3, 2020.
Common shares, outstanding						48,043,788		15,399,185	14,899,185
Minimum [Member]
Ordinary Shares (Details) [Line Items]
Increase authorized common shares							50,000,000
Maximum [Member]
Ordinary Shares (Details) [Line Items]
Increase authorized common shares							150,000,000
Restricted Shares [Member]
Ordinary Shares (Details) [Line Items]
Issued for services				500,000	300,000
Sale of stock					6,500,000